UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06062

THE THAI CAPITAL FUND, INC.
(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey		07302
(Address of principal executive offices)		(Zip code)

John J. O’Keefe The Thai Capital Fund, Inc. c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(201) 915-3054

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments. – The schedule of investments for the three-month period ended September 30, 2007 is filed herewith.

The Thai Capital Fund, Inc.

Portfolio of Investments

September 30, 2007 (unaudited)

THAI COMMON STOCKS AND WARRANTS—97.75%

COMMON STOCKS—97.74%

Shares		Value
Banks—16.78%
500,200	Bangkok Bank Public Co., Ltd.	1,696,327
1,006,100	Bank of Ayudhya Public Co., Ltd.	808,876
1,736,400	Kasikornbank Public Co., Ltd.	4,111,901
1,000,000	Krung Thai Bank Public Co., Ltd.	321,589
		6,938,693
Commerce—2.18%
5,000,000	Home Product Center Public Co., Ltd.	738,192
55,400	Siam Makro Public Co., Ltd.	161,964
		900,156
Communication—3.23%
350,000	Advanced Info Service Public Co., Ltd.	910,680
1,452,200	Shin Satellite Public Co., Ltd. *	424,555
		1,335,235
Construction—5.86%
299,800	The Siam Cement Public Co., Ltd.	2,226,246
1,457,200	Vanachai Group Public Co., Ltd.	194,264
		2,420,510
Electronic Components—1.16%
667,000	Hana Microelectronic Public Co., Ltd.	479,699

Energy—25.88%
279,100	Banpu Public Co., Ltd.	2,839,533
809,000	PTT Exploration and Production Public Co., Ltd.	3,216,587
400,000	PTT Public Co., Ltd.	3,929,227
200,000	Ratchaburi Electricity Generating Holding Public Co., Ltd.	276,274
174,300	Thai Oil Public Co., Ltd.	438,232
		10,699,853
Entertainment & Recreation—3.10%
1,358,300	BEC World Public Co., Ltd.	921,280
410,000	MCOT Public Co., Ltd.	359,594
		1,280,874
Finance & Securities—2.67%
638,900	Kim Eng Securities Thailand Public Co., Ltd.	452,018
1,419,300	Thanachart Capital Public Co., Ltd.	651,451
		1,103,469
Health Care Services—4.44%
6,249,900	Bangkok Chain Hospital Public Co., Ltd.	1,754,091
71,600	Bangkok Dusit Medical Services Public Co., Ltd.	83,207
		1,837,298
Household Goods—0.29%
102,700	Modernform Group Public Co., Ltd.	120,849

Machinery—0.92%
373,400	Unimit Engineering Public Co., Ltd.	382,076

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Mining—1.98%
683,800	Padaeng Industry Public Co., Ltd.	819,636

Packaging—0.91%
2,412,800	Multibax Public Co., Ltd.	377,384

Personal Products—1.48%
2,934,100	DSG International (Thailand) Public Co., Ltd.	613,322

Petrochemicals—5.07%
100,700	PTT Chemical Public Co., Ltd.	379,776
635,600	The Aromatics (Thailand) Public Co., Ltd.	1,402,939
1,375,200	Vinythai Public Co., Ltd.	313,594
		2,096,309
Printing & Publishing—3.32%
3,451,579	Amarin Printing and Publishing Public Co., Ltd.	1,372,349

Property Development—14.46%
131,400	Ascon Construction Public Co., Ltd.	24,010
1,909,500	Central Pattana Public Co., Ltd.	1,549,140
1,000,000	CH Karnchang Public Co., Ltd.	266,041
8,000,000	Hemaraj Land and Development Public Co., Ltd.	318,080
2,675,700	Italian-Thai Development Public Co., Ltd.	594,510
1,450,800	L.P.N. Development Public Co., Ltd.	347,800
2,298,400	Land and House Public Co., Ltd.	490,520
12,083,700	Quality Houses Public Co., Ltd.	625,289
1,423,200	Rojana Industrial Park Public Co., Ltd.	703,170
1,104,000	Sammakorn Public Co., Ltd.	72,943
5,113,600	Thai Industrial & Engineering Service Public Co., Ltd.	463,443
3,886,900	TRC Construction Public Co., Ltd.	522,720
		5,977,666
Retail Food—1.42%
1,000,000	Minor International Public Co., Ltd.	450,224
70,000	S&P Syndicate Public Co., Ltd.	62,417
138,000	Serm Suk Public Co., Ltd.	73,427
		586,068
Transportation—2.59%
486,300	Bangkok Expressway Public Co., Ltd.	354,007
400,000	Eternity Grand Logistics Public Co., Ltd.	58,003
388,100	Thoresen Thai Agencies Public Co., Ltd.	658,081
		1,070,091

Total Common Stocks (Cost—$28,220,560)		40,411,537

WARRANTS—0.01%

Shares		Value
Property Development—0.01%
43,800	Ascon Construction Public Co., Ltd., expires 8/7/10 * (Cost—$0)	3,713

Total Thai Common and Warrants (Cost—$28,220,560)		40,415,250

SHORT-TERM INVESTMENTS—9.49%

Principal
Amount
(000)		Value
THAI BAHT SAVINGS ACCOUNT—8.95%
126,511	Bangkok Bank Savings Account, 0.5%, due 10/1/07	3,698,579

2

U.S. DOLLAR TIME DEPOSIT—0.54%
225	Bank of New York, 0.05%, due 10/1/07		225,118

Total Short-Term Investments (Cost—$3,912,755)			3,923,697

Total Investments—107.24% # (Cost—$32,133,315)			44,338,947

Liabilities in excess of other assets—(7.24%)			(2,992,842)

NET ASSETS	(Applicable to 3,157,405 shares of capital stock outstanding; equivalent to $13.09 per share)	100.00%	$41,346,105

* Non-income producing securities.

#              For federal income tax purposes, the cost of securities owned at September 30, 2007 was $28,223,973, excluding short-term interest bearing investments. At September 30, 2007, the net unrealized appreciation on investments, excluding short-term securities, of $12,183,748  was composed of gross appreciation of $12,534,087 for those investments having an excess of value over cost, and gross depreciation of $350,339 for those investments having an excess of cost over value.

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Item 2. Controls and Procedures.

a)     The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

b)    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)   Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Thai Capital Fund, Inc.

By	\s\John J. O’Keefe
John J. O’Keefe, Vice President and Treasurer

Date: October 12, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\John J. O’Keefe	Date: October 12, 2007
John J. O’Keefe, Vice President and Treasurer

\s\ Masamichi Yokoi		Date: October 12, 2007
Masamichi Yokoi, Chairman